35. Financial Instruments (Details 7) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments Details 8Abstract
Loans and financing	R$ 4,047,307	R$ 3,759,505
Debentures	7,518,131	6,070,978	R$ 4,790,809
Less: Cash and cash equivalents	1,948,409	1,040,075	982,073	R$ 1,480,727
Less: Bonds and securities	124,862	(1,341)
Net debt	9,492,167	8,789,067
Equity	R$ 16,336,214	R$ 15,510,503	R$ 14,978,142	R$ 14,480,492
Equity indebtedness	R$ 0.58	R$ 0.57